Shareholder Report, Average Annual Return (Details) 195920_Tema Heart _Health ETF_TF_TSR Annual {TF}	12 Months Ended	27 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
Tema Heart & Health ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tema Heart & Health ETF NAV
Average Annual Return, Percent	18.79%	16.12%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Total Return Index
Average Annual Return, Percent	16.99%	21.57%